Transactions with Related Parties, detail 1 (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	May. 29, 2015	May. 29, 2014	May. 29, 2013
Related Party Transactions
Fixed Fee	$ 975		$ 800	$ 700	$ 700
Variable Fee	0.00%		1.25%	1.25%	1.25%
Supervision Fee			$ 550,000	$ 550,000	$ 550,000
Sales Fee			1.00%	1.00%	1.00%
Acquisition Fee			1.00%	1.00%	1.00%
Supervision Fee, Description of Transaction		50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild